SCHEDULE OF INFORMATION RELATED TO OPERATIONS OF REPORTABLE OPERATING SEGMENTS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022
Revenues	$ 9,104						$ 69,481	$ 157,618	$ 263,445		$ 394,004
Operating loss	(469,759)			(1,978,992)			(1,081,070)	(2,590,879)	(2,886,476)
Unallocated costs	(1,080,036)			(877,932)			(2,223,999)	(2,850,017)	(4,691,300)
Total operating loss	(1,549,795)			(2,856,924)			(3,315,069)	(5,440,896)	(7,577,776)		(5,819,642)
Financing income, net	(41,215)			10,579			(117,335)	43,666	(46,511)		(39,801)
Other income	247,808						353,033	12,294	984,940
Changes in fair value of an investment in an associate measured under the fair value option	(970,505)			(189,683)			(856,836)	(87,576)	(713,593)
Net loss	(2,313,707)	$ (800,142)	$ (822,358)	(3,036,028)	$ (714,935)	$ (1,721,549)	(3,936,207)	(5,472,512)	(7,259,918)	[1]	$ (5,779,841)	[1]
Pathogen Prevention [Member] | Operating Segments [Member]
Revenues	9,104						69,481	157,618
Operating loss	(355,811)			(303,487)			(830,372)	(915,374)	(1,098,383)
Global Warming Solutions [Member] | Operating Segments [Member]
Revenues
Operating loss	$ (113,948)			$ (1,675,505)			$ (250,698)	$ (1,675,505)	$ (1,788,093)

[1]	Adjusted to reflect